Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic weighted-average number of common shares outstanding	72,544,000	72,542,071
Diluted weighted-average number of common shares outstanding	73,181,834	72,542,071
Antidilutive securities excluded from EPS calculation (in shares)	1,580,327	4,589,042